Short-Term and Long-Term Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Jul. 31, 2026	Jun. 26, 2026	May 31, 2026	Apr. 19, 2026	Jul. 31, 2025	Jun. 26, 2025	May 31, 2025	Apr. 27, 2025	Apr. 24, 2025	Apr. 19, 2025	Jul. 31, 2024	Jun. 26, 2024	May 31, 2024	Apr. 27, 2024	Apr. 24, 2024	Apr. 19, 2024	Dec. 31, 2023	Dec. 27, 2023	Apr. 27, 2023	Apr. 24, 2023
Debt Disclosure [Abstract]
Debt instrument, face amount												¥ 10,000	¥ 10,000	¥ 75,000			¥ 43,000		¥ 100,000	¥ 80,000	¥ 50,000
Debt instrument, annual principal payment		¥ 8,000	¥ 6,000	¥ 71,500	¥ 40,000	¥ 2,000	¥ 3,500	¥ 2,000	¥ 76,500	¥ 42,500	¥ 3,000		¥ 500	¥ 1,500	¥ 2,000	¥ 5,000				¥ 1,500	¥ 2,500
Debt instrument, repurchase amount	¥ 500
Debt, weighted average interest rate	3.68%																	3.88%
Debt instrument term, Description	June 2025